                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------

      This Amendment (Check only one.): [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital IX Coinvestment Fund, L.P*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 028-13941

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael F. Goss
Title: Managing Director and Chief Operating Officer of Bain Capital Investors, LLC, which is the general partner of Bain Capital Partners IX, L.P., which is the general partner of Bain Capital IX Coinvestment Fund, L.P.
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Michael F. Goss             Boston, MA                  11/15/10
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

*The report on Form 13F for the period ended September 30, 2010 for Bain Capital IX Coinvestment Fund, L.P. (the "Fund") is being filed by Bain Capital Investors, LLC, the general partner of Bain Capital Partners IX, L.P., which is the general partner of the Fund.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number    Name
     --------------------    ------------------------------
     28-11185                Bain Capital Investors, LLC
     28-13942                Bain Capital Partners IX, L.P.